Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Customers' advances for construction	$ 26,732	$ 26,820
Costs expensed for book not deducted for tax, principally accrued expenses	11,085	13,124
Utility plant acquisition adjustment basis differences	9,922	12,496
Post-retirement benefits	19,311	45,015
Tax loss carryfoward	128,688	111,452
Other	3,133	2,360
Total gross deferred tax assets	198,871	211,267
Less valuation allowance	6,431	7,506
Net deferred tax assets	192,440	203,761
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	881,007	772,006
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	112,307	66,361
Tax effect of regulatory asset for postretirement benefits	19,311	45,015
Deferred investment tax credit	7,657	5,928
Deferred Tax Liabilities, Gross, Total	1,020,282	889,310
Net deferred tax liabilities	$ 827,842	$ 685,549